QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended			3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013	Aug. 31, 2012	May 31, 2011	Aug. 31, 2013	Aug. 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Nov. 30, 2012 As Restated	Aug. 31, 2012 As Restated	May 31, 2012 As Restated	Feb. 28, 2012 As Restated	Nov. 30, 2011 As Restated	Aug. 31, 2011 As Restated	Aug. 31, 2012 As Restated	Aug. 31, 2011 As Restated	Nov. 30, 2012 As Restated	Feb. 28, 2012 As Restated	Feb. 29, 2012 As Restated
Total revenues	$ 7,592,735	$ 7,509,480	$ 6,189,220	$ 1,205,786	$ 13,458,299	$ 11,267,571	$ 26,210,101	$ 11,950,370	$ 2,821,213	$ 7,433,051	$ 6,189,220	$ 5,078,351	$ 5,032,922	$ 4,424,540	$ 1,287,122				$ 11,950,370
Operating loss	(3,360,367)	(7,862,374)	(7,160,379)	(4,030,960)	(9,374,770)	(14,724,020)	(63,593,168)	(29,884,475)	(12,478,202)	(41,005,388)	(7,160,379)	(4,944,918)	(9,431,320)	(10,413,455)	(6,008,740)	(12,105,297)		(53,110,685)	(29,884,474)
Net loss		$ (7,887,968)		$ (4,016,586)			$ (51,456,018)			$ (33,706,071)	$ (2,299,598)	$ (4,942,273)	$ (11,181,743)	$ (11,378,112)	$ 3,973,239				$ (22,603,202)
NET LOSS PER SHARE - basic and diluted	$ (0.03)	$ (0.07)	$ (0.02)	$ (0.06)	$ (0.07)	$ (0.08)	$ (0.47)	$ (0.28)	$ (0.21)	$ (0.31)	$ (0.02)	$ (0.05)	$ (0.12)	$ (0.13)	$ 0.06	$ (0.08)	$ 0.00	$ (0.41)	$ (0.28)	$ (0.28)